REDEEMABLE NON-CONTROLLING INTERESTS - Movement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Movement of redeemable non-controlling interests:
Recognition of redeemable non-controlling interest	¥ 850,134		¥ 600,217	¥ 10,292
Net income attribution to redeemable non-controlling interests	85,882	$ 12,281	35,926
Zhejiang Jinko
Movement of redeemable non-controlling interests:
At beginning of year	1,535,926
Recognition of redeemable non-controlling interest			1,500,000
Dividend distribution	(76,750)
Net income attribution to redeemable non-controlling interests	85,882		35,926
At end of year	¥ 1,545,058		¥ 1,535,926